COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF PURCHASE COMMITMENT

The Group’s purchase commitments primarily relate to purchase of software and equipment. Total purchase commitments contracted but not yet reflected in the consolidated financial statements as of December 31, 2023 were as follows:

Year ended December 31,	RMB
2024	5,703
2025 and thereafter	856